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      SUPPLEMENT DATED JULY 28, 2014 TO YOUR PROSPECTUS DATED MAY 1, 2014

THE TABLE THAT APPEARS IN THE SECTION ENTITLED "1. INVESTMENT OPTIONS (STANDARD)" IN APPENDIX C IS DELETED AND REPLACED WITH THE FOLLOWING TABLE:

                                                         INVESTMENT                                   INVESTMENT
FUNDING OPTION                                        OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. Balanced Risk Allocation   Seeks total return with a low to moderate    Invesco Advisers, Inc.
  Fund - Series II                       correlation to traditional financial market
                                         indices
 Invesco V.I. Core Equity Fund - Series  Seeks long-term growth of capital            Invesco Advisers, Inc.
  II
 Invesco V.I. International Growth Fund  Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Mid Cap Core Equity Fund   Seeks long-term growth of capital            Invesco Advisers, Inc.
  - Series II
 Invesco V.I. Money Market Fund -        Seeks to provide current income consistent   Invesco Advisers, Inc.
  Series II*                             with preservation of capital and liquidity
 Invesco V.I. Small Cap Equity Fund -    Seeks long-term growth of capital            Invesco Advisers, Inc.
  Series II
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth   Maximize total return consistent with        ABIS - AllianceBernstein Investor Services,
  Strategy Portfolio - Class B           Advisor's determination of reasonable risk   Inc.
 AllianceBernstein VPS Small/Mid Cap     Seeks long-term growth of capital            ABIS - AllianceBernstein Investor Services,
  Value Portfolio - Class B                                                           Inc.
AMERICAN CENTURY VARIABLE PORTFOLIOS,
INC.
 American Century VP Growth Fund -       Seeks long-term capital growth               American Century Investment Management,
  Class II                                                                            Inc.
 American Century VP Mid Cap Value Fund  Seeks long-term capital growth with income   American Century Investment Management,
  - Class II                             as a secondary objective.                    Inc.
 American Century VP Value Fund - Class  Seeks long-term capital growth with income   American Century Investment Management,
  II                                     as a secondary objective.                    Inc.
BLACKROCK VARIABLE SERIES FUNDS, INC.
 BlackRock Capital Appreciation V.I.     Seeks long-term growth of capital            BlackRock Advisors, LLC
  Fund - Class III
 BlackRock Equity Dividend V.I. Fund -   Seeks long-term total return and current     BlackRock Advisors, LLC
  Class III                              income
 BlackRock Global Allocation V.I. Fund   Seeks high total investment return           BlackRock Advisors, LLC
  - Class III
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)           Seeks long-term capital appreciation         Fidelity Management & Research Company
  Portfolio - Service Class 2                                                         Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Mid Cap Portfolio -     Seeks long-term growth of capital            Fidelity Management & Research Company
  Service Class 2                                                                     Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates
 Fidelity(R) VIP Strategic Income        Seeks a high level of current income. The    Fidelity Management & Research Company
  Portfolio - Service Class 2            fund may also seek capital appreciation      Sub-advised by FMR Co., Inc. and other
                                                                                      Fidelity affiliates


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
                                                         INVESTMENT                                   INVESTMENT
FUNDING OPTION                                        OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
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FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Income VIP Fund - Class 4 (1)  Seeks to maximize income while maintaining   Franklin Advisers, Inc.
                                         prospects for capital appreciation           Sub-advised by Templeton Investment
                                                                                      Counsel, LLC
 Franklin Mutual Global Discovery VIP    Seeks capital appreciation                   Franklin Mutual Advisers, LLC
  Fund - Class 4 (2)                                                                  Sub-advised by Franklin Templeton
                                                                                      Investment Management Limited
 Franklin Mutual Shares VIP Fund -       Capital appreciation, with income as a       Franklin Mutual Advisers, LLC
  Class 4 (3)                            secondary goal
 Franklin Rising Dividends VIP Fund -    Seeks long-term capital appreciation with    Franklin Advisory Services, LLC
  Class 4 (4)                            preservation of capital as an important
                                         consideration
 Franklin Small Cap Value VIP Fund -     Seeks long-term total return                 Franklin Advisory Services, LLC
  Class 4 (5)
 Franklin Strategic Income VIP Fund -    Seeks a high level of current income, with   Franklin Advisers, Inc.
  Class 4 (6)                            capital appreciation over the long term as
                                         a secondary goal
 Templeton Foreign VIP Fund - Class 4    Seeks long-term capital growth               Templeton Investment Counsel, LLC
  (7)
 Templeton Global Bond VIP Fund - Class  Seeks high current income, consistent with   Franklin Advisers, Inc.
  4 (8)                                  preservation of capital, with capital
                                         appreciation as a secondary consideration
 Templeton Growth VIP Fund - Class 4     Seeks long-term capital growth               Templeton Global Advisors Limited
  (9)
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS Fund  Seeks capital appreciation                   Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford U.S. Government Securities     Seeks to maximize total return while         Hartford Funds Management Company, LLC
  HLS Fund - Class IB                    providing shareholders with a high level of  Sub-advised by Wellington Management
                                         current income consistent with prudent       Company, LLP
                                         investment risk
HARTFORD SERIES FUND, INC.
 American Funds Blue Chip Income and     Seeks to produce income exceeding the        Hartford Funds Management Company, LLC
  Growth HLS Fund - Class IB             average yield on U.S. stocks generally and
                                         to provide an opportunity for growth of
                                         principal consistent with sound common
                                         stock investing.
 American Funds Bond HLS Fund - Class    Seeks a high level of current income as is   Hartford Funds Management Company, LLC
  IB                                     consistent with the preservation of capital
 American Funds Global Bond HLS Fund -   Seeks to provide you, over the long term,    Hartford Funds Management Company, LLC
  Class IB                               with a high level of total return
                                         consistent with prudent investment
                                         management
 American Funds Global Growth and        Seeks long-term growth of capital while      Hartford Funds Management Company, LLC
  Income HLS Fund - Class IB             providing current income
 American Funds Global Small             Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  Capitalization HLS Fund - Class IB


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
                                                         INVESTMENT                                   INVESTMENT
FUNDING OPTION                                        OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 American Funds Growth HLS Fund - Class  Seeks growth of capital                      Hartford Funds Management Company, LLC
  IB
 American Funds Growth-Income HLS Fund   Seeks long-term growth of capital and        Hartford Funds Management Company, LLC
  - Class IB                             income
 American Funds International HLS Fund   Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  - Class IB
 American Funds New World HLS Fund -     Seeks long-term capital appreciation         Hartford Funds Management Company, LLC
  Class IB
 Hartford Capital Appreciation HLS Fund  Seeks growth of capital                      Hartford Funds Management Company, LLC
  - Class IB                                                                          Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Disciplined Equity HLS Fund -  Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Dividend and Growth HLS Fund   Seeks a high level of current income         Hartford Funds Management Company, LLC
  - Class IB                             consistent with growth of capital            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Global Growth HLS Fund -       Seeks growth of capital                      Hartford Funds Management Company, LLC
  Class IB                                                                            Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford High Yield HLS Fund - Class    Seeks to provide high current income, and    Hartford Funds Management Company, LLC
  IB                                     long-term total return                       Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Index HLS Fund - Class IB      Seeks to provide investment results which    Hartford Funds Management Company, LLC
                                         approximate the price and yield performance  Sub-advised by Hartford Investment
                                         of publicly traded common stocks in the      Management Company
                                         aggregate
 Hartford International Opportunities    Seeks long-term growth of capital            Hartford Funds Management Company, LLC
  HLS Fund - Class IB                                                                 Sub-advised by Wellington Management
                                                                                      Company, LLP
 Hartford Portfolio Diversifier HLS      Seeks to produce investment performance      Hartford Funds Management Company, LLC
  Fund - Class IB                        that mitigates against significant declines  Sub-advised by Hartford Investment
                                         in the aggregate value of investment         Management Company
                                         allocations to equity mutual funds under
                                         certain variable annuity contracts, while
                                         also preserving the potential for modest
                                         appreciation in the Fund's net asset value
                                         when markets are appreciating
 Hartford Total Return Bond HLS Fund -   Seeks a competitive total return, with       Hartford Funds Management Company, LLC
  Class IB                               income as a secondary objective              Sub-advised by Wellington Management
                                                                                      Company, LLP


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
                                                         INVESTMENT                                   INVESTMENT
FUNDING OPTION                                        OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Hartford Ultrashort Bond HLS Fund -     Seeks total return and income consistent     Hartford Investment Financial Services, LLC
  Class IB (10)                          with preserving capital and maintaining      Sub-advised by Wellington Management
                                         liquidity                                    Company, LLP
 Hartford Value HLS Fund - Class IB      Seeks long-term total return                 Hartford Funds Management Company, LLC
                                                                                      Sub-advised by Wellington Management
                                                                                      Company, LLP
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio -  Seeks high current income and the            Lord, Abbett & Co. LLC
  Class VC                               opportunity for capital appreciation to
                                         produce a high total return
 Lord Abbett Fundamental Equity          Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
 Lord Abbett Growth and Income           Seeks long-term growth of capital and        Lord, Abbett & Co. LLC
  Portfolio - Class VC                   income without excessive fluctuations in
                                         market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class    Seeks capital appreciation                   MFS Investment Management
 MFS(R) New Discovery Series - Service   Seeks capital appreciation                   MFS Investment Management
  Class
 MFS(R) Research Bond Series - Service   Seeks total return with an emphasis on       MFS Investment Management
  Class                                  current income, but also considering
                                         capital appreciation
 MFS(R) Total Return Series - Service    Seeks total return                           MFS Investment Management
  Class
 MFS(R) Value Series - Service Class     Seeks capital appreciation                   MFS Investment Management
PIMCO EQUITY SERIES VIT
 PIMCO EqS Pathfinder Portfolio -        Seeks capital appreciation                   Pacific Investment Management Company LLC
  Advisor Class
PIMCO VARIABLE INSURANCE TRUST
 PIMCO All Asset Portfolio - Advisor     Seeks maximum real return, consistent with   Pacific Investment Management Company LLC
  Class                                  preservation of real capital and prudent     Sub-advised by Research Affiliates
                                         investment management
 PIMCO Global Multi-Asset Managed        Seeks maximum long-term absolute return,     Pacific Investment Management Company LLC
  Allocation Portfolio - Advisor Class   consistent with prudent management of
  (11)                                   portfolio volatility
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class    Capital growth and current income            Putnam Investment Management, LLC
  IB
 Putnam VT Investors Fund - Class IB     Long-term growth of capital and any          Putnam Investment Management, LLC
                                         increased income that results from this
                                         growth
 Putnam VT Voyager Fund - Class IB       Capital appreciation                         Putnam Investment Management, LLC
 Fixed Accumulation Feature**            Preservation of capital                      General Account

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to L Share products.

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NOTES

(1)  Formerly Franklin Income Securities Fund - Class 4

(2)  Formerly Mutual Global Discovery Securities Fund - Class 4

(3)  Formerly Mutual Shares Securities Fund - Class 4

(4)  Formerly Franklin Rising Dividends Securities Fund - Class 4

(5)  Formerly Franklin Small Cap Value Securities Fund - Class 4

(6)  Formerly Franklin Strategic Income Securities Fund - Class 4

(7)  Formerly Templeton Foreign Securities Fund - Class 4

(8)  Formerly Templeton Global Bond Securities Fund - Class 4

(9)  Formerly Templeton Growth Securities Fund - Class 4

(10) Formerly Hartford Money Market HLS Fund - Class IB

(11) Formerly PIMCO Global Multi-Asset Portfolio - Advisor Class

            THIS SUPPLEMENT SHOULD BE RETAINED FOR FUTURE REFERENCE.

HV-7574